Called Up Share Capital (Details) - GBP (£)	1 Months Ended						9 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021	Aug. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2022
Class of Stock [Line Items]
Issue of ordinary shares, value							£ 923,365	£ 10,417,998	£ 1,411,440	£ 20,277,663
Cancellation of E shares, E1 share and E2 share								22
Proceeds from issuance of common stock									1,411,440	10,500,245
Alvarium Social Housing Advisors Ltd [Member]
Class of Stock [Line Items]
Percentage of ownership interest transferred				41.40%
Common Stock [Member]
Class of Stock [Line Items]
Issue of ordinary shares	46,604	3,973	6,928	20,706	51,540
Issue of ordinary shares, value	£ 9,494,633	£ 923,365		£ 4,218,433			£ 40	£ 506	£ 68	£ 1,007
Proceeds from issuance of common stock			£ 1,411,440		£ 10,500,244
Common Class A [Member]
Class of Stock [Line Items]
Accumulated distributions in excess of net income											£ 5,559,000
Issue of ordinary shares						28,410
Issue of ordinary shares, value						£ 5,558,985